Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	$ 3,467	$ 5,031
Additions	5,718
Modification of lease terms		583
Cash outflow (including interest)	(916)	(929)
Interest	170	84
Exchange difference	(244)	53
Ending balance	8,195	3,656
Lease liabilities, short-term	1,012	1,051	$ 1,002
Lease liabilities, long-term	7,183	2,605	$ 2,465
Properties (Offices)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	3,402	4,953
Additions	5,662
Modification of lease terms		583
Cash outflow (including interest)	(892)	(914)
Interest	168	82
Exchange difference	(234)	56
Ending balance	8,106	3,594
Lease liabilities, short-term	981	1,033
Lease liabilities, long-term	7,125	2,561
Vehicles
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	65	78
Additions	56
Modification of lease terms		0
Cash outflow (including interest)	(24)	(15)
Interest	2	2
Exchange difference	(10)	(3)
Ending balance	89	62
Lease liabilities, short-term	31	18
Lease liabilities, long-term	$ 58	$ 44